RIGHT-OF-USE ASSETS	12 Months Ended
Dec. 31, 2024
RIGHT-OF-USE ASSETS
RIGHT-OF-USE ASSETS

10.  RIGHT-OF-USE ASSETS

Changes in the net carrying amount of right-of-use assets which mainly relate to leases of premises and vehicles, are as follows:

	Note	2024	2023
Cost
Balance at beginning of year		$647.7	$381.5
Additions financed with lease obligations		158.8	56.9
Business acquisitions	6	—	226.2
Retirement and other		(35.8)	(16.9)
Balance at end of year		770.7	647.7

Accumulated depreciation
Balance at beginning of year		334.7	253.4
Depreciation		124.0	98.8
Retirement and other		(37.7)	(17.5)
Balance at end of year		421.0	334.7

Net carrying amount		$349.7	$313.0

The Corporation does not recognize right-of-use assets and lease liabilities for short-term leases and leases of low value assets.

The net carrying amount includes right-of-use assets with affiliated corporations of $9.5 million as of December 31, 2024 ($12.4 million as of December 31, 2023). The depreciation expense on leases with affiliated corporations was $3.9 million in 2024 ($4.2 million in 2023 and 2022).